Reinhart Mid Cap PMV Fund
Schedule of Investments
August 31, 2025 (Unaudited)

COMMON STOCKS - 96.1%		Shares	Value
Communication Services - 2.9%
Live Nation Entertainment (a)		19,845	$3,303,994

Consumer Discretionary - 5.8%
LKQ		78,310	2,554,472
Marriott International, Inc./MD - Class A		4,380	1,173,227
Tapestry, Inc.		27,625	2,812,778
			6,540,477

Consumer Staples - 3.0%
BJ's Wholesale Club Holdings (a)		13,900	1,357,752
Dollar General Corp.		18,930	2,058,827
			3,416,579

Energy - 2.7%
Baker Hughes, Class A		67,035	3,043,389

Financials - 26.7%(b)
Affiliated Managers Group		15,910	3,576,886
American Financial Group		17,120	2,325,923
BOK Financial		20,861	2,324,124
Fidelity National Financial		45,105	2,700,436
Fidelity National Information Services		33,720	2,353,993
First Citizens BancShares - Class A		661	1,311,365
Global Payments		23,335	2,072,615
Intercontinental Exchange		13,365	2,360,259
LPL Financial Holdings		9,190	3,349,571
M&T Bank		15,975	3,221,519
Progressive		5,917	1,461,854
White Mountains Insurance Group		1,598	2,924,628
			29,983,173

Health Care - 9.4%
Avantor (a)		235,445	3,171,444
Encompass Health		23,252	2,831,164
Lantheus Holdings (a)		37,905	2,080,984
Zimmer Biomet Holdings		23,340	2,476,374
			10,559,966

Industrials - 19.6%
A O Smith Corp.		35,600	2,537,924
Allison Transmission Holdings		27,330	2,386,182
Insperity		68,745	3,796,099
Landstar System, Inc.		14,615	1,934,003
Sensata Technologies Holding		85,000	2,765,900
Snap-on		3,645	1,185,500
TransUnion		40,370	3,568,708
U-Haul Holding, Series N		57,140	2,984,994
WillScot Holdings Corp.		33,510	812,282
			21,971,592

Information Technology - 14.0%
Cognizant Technology Solutions - Class A		27,935	2,018,304
Keysight Technologies, Inc. (a)		16,695	2,728,464
Microchip Technology, Inc.		40,915	2,659,475
Paycom Software, Inc.		20,030	4,549,814
SS&C Technologies Holdings		42,435	3,762,287
			15,718,344

Materials - 2.4%
Eagle Materials		11,475	2,649,578

Real Estate - 7.1%
Americold Realty Trust - REIT		137,110	1,979,868
Camden Property Trust - REIT		24,295	2,720,554
Rexford Industrial Realty - REIT		78,375	3,245,509
			7,945,931

Utilities - 2.5%
Xcel Energy, Inc.		39,065	2,827,915
TOTAL COMMON STOCKS (Cost $84,225,501)			107,960,938

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.9%		Shares	Value
First American Treasury Obligations Fund - Class X, 4.02%(c)		4,385,191	4,385,191
TOTAL MONEY MARKET FUNDS (Cost $4,385,191)			4,385,191

TOTAL INVESTMENTS - 100.0% (Cost $88,610,692)			112,346,129
Liabilities in Excess of Other Assets - (0.0)% (d)			(38,234)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$112,307,895
two			–%
Percentages are stated as a percent of net assets.			–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of August 31, 2025.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of August 31, 2025 (Unaudited)

Reinhart Mid Cap PMV Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$107,960,938	$–	$–	$107,960,938
Money Market Funds	4,385,191	–	–	4,385,191
Total Investments	$112,346,129	$–	$–	$112,346,129

Refer to the Schedule of Investments for further disaggregation of investment categories.